Operations and current developments - Losagno project assets, proceeds from sale (Details) - BRL BRL in Thousands		1 Months Ended		12 Months Ended
	Mar. 31, 2017	Nov. 30, 2014	Dec. 31, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounting effects recognized under "Other operating income and expense, net"
Cash proceeds received during the period				BRL 201,999
Applicable tax rate				34.00%	34.00%	34.00%
Losango Project
Accounting effects recognized under "Other operating income and expense, net"
Proceeds from sale				BRL 678,999
Costs of investments derecognized, classified as "Assets held for sale"				(598,257)
Expenses on sales (obtainment of licenses, register of the estates and others)				(19,094)
Gain on sale before income tax and social contribution				61,648
Income tax and social contribution expense - 34%				(20,960)
Gain on sale, net of income tax and social contribution				BRL 40,688
Payments received in advance of sale		BRL 7,000	BRL 470,000
Cash proceeds received during the period	BRL 201,999
Applicable tax rate				34.00%